Fair value measurements and financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Fair value measurements and financial risk management
Schedule of fair value of assets and liabilities

	Fair value measurements
	as of December 31, 2021 using:
	Level 1	Level 2	Level 3	Total
Assets:
Biological assets	$—	$—	$78,600	$78,600
	$—	$—	$78,600	$78,600

Liabilities:
Non-controlling interest redemption and contingent consideration liabilities	$—	$—	$110,134	$110,134
	$—	$—	$110,134	$110,134

	Fair value measurements
	as of December 31, 2020 using:
	Level 1	Level 2	Level 3	Total
Assets:
Biological assets	$—	$—	$46,210	$46,210
	$—	$—	$46,210	$46,210

Liabilities:
Non-controlling interest redemption and contingent consideration liabilities	$—	$—	$4,592	$4,592
	$—	$—	$4,592	$4,592

Schedule of sensitivities and impact of changes in significant assumptions to the fair value of biological assets

Significant inputs & assumptions	Sensitivity Inputs ('000s)		Sensitivity	(+/-) Impact on Fair Value ('000s)
	December 31, 2021	December 31, 2020		December 31, 2021	December 31, 2020
Total completed grams	14,900	9,776	(+/-) 10% grams yield	$6,407	$3,017
Average cost per gram to complete production	$0.97	$1.78	(+/-) $1.00 per gram	$14,900	$9,734
Average selling price per gram, less cost	$4.30	$3.09	(+/-) $1.00 per gram	$29,800	$9,713

Schedule of aging of trade receivables

	Year ended
	December 31,
	2021	2020
0 to 90 days	$57,031	$27,627
91 to 180 days	6,810	236
181 days +	729	967
Total accounts receivable, net	$64,570	$28,830

Schedule of gross remaining contractual obligations

	< 1 Year	1 to 3 Years	Total
For the year ended December 31, 2021:
Accounts payable	$26,751	$—	$26,751
Accrued expenses	87,583	—	87,583
Other current liabilities	12,171	—	12,171
Non-controlling interest redemption liability	—	72,140	72,140
Contingent consideration liability	9,155	28,839	37,994
Other long term liability	—	5,876	5,876
Total contractual obligations	$135,660	$106,855	$242,515

	< 1 Year	1 to 3 Years	Total
For the year ended December 31, 2020:
Accounts payable	$47,043	$—	$47,043
Accrued expenses	57,475	—	57,475
Other current liabilities	6,568	—	6,568
Non-controlling interest redemption liability	—	2,694	2,694
Contingent consideration liability	—	1,898	1,898
Total contractual obligations	$111,086	$4,592	$115,678